TRADING ASSETS AND LIABILITIES - Trading derivative assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Derivative assets	$ 969,294	$ 2,077,567
Forward contract [member]
Disclosure of financial assets [line items]
Derivative assets	647,677	1,686,110
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	429,919	2,805
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	100,705	1,664,047
Forward contracts, Debt securities to buy
Disclosure of financial assets [line items]
Derivative assets	342	18,895
Forward contracts, Debt securities to sell
Disclosure of financial assets [line items]
Derivative assets	116,711	363
Swap contract [member]
Disclosure of financial assets [line items]
Derivative assets	281,305	328,563
Cross currency swap
Disclosure of financial assets [line items]
Derivative assets	58,475	20,195
Interest rate swap
Disclosure of financial assets [line items]
Derivative assets	222,830	308,368
Option contract [member]
Disclosure of financial assets [line items]
Derivative assets	40,312	62,894
Options Contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	$ 40,312	$ 62,894